Use of judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Use of judgments, estimates and assumptions
Use of judgments, estimates and assumptions
3.	Use of judgments, estimates and assumptions

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Therefore, actual results may differ from these estimates and assumptions.

In particular, the areas which require management to make significant judgments, estimates and assumptions in determining carrying values are:

(a)	Asset acquisitions

Asset acquisitions are recorded at cost, which can include cash consideration and common share consideration. The cost basis of asset acquisitions are based on the estimated fair value of the consideration paid unless the estimated fair value of the acquired assets is considered more reliable. When asset acquisitions are included in the same arrangement as other assets, the estimated fair value of the acquired assets and services is used to allocate the consideration paid on a relative fair value basis if fair value can be reliably estimated for all of the assets and services. Otherwise, the estimated fair value for the more reliably estimated component is used, with the residual value allocated to the other component. For those asset acquisitions measured based on the estimated fair value of the consideration paid, changes in the assumptions of the fair value of common shares may materially affect the initial recognition amount for transactions that include common share consideration.

For those asset acquisitions measured based on the estimated fair value of the acquired assets, changes in the assumptions of the fair value of those assets may materially affect the initial recognition amount.

(b)	Depletion

Royalty and streaming interests comprise a large component of the Company’s assets and, as such, the reserves and resources of the properties to which the interests relate have a significant effect on the Company’s financial statements. These estimates are applied in determining the depletion of and assessing the recoverability of the carrying value of royalty and streaming interests. The public disclosures of reserves and resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including the estimated number of units of proved plus probable reserves. These assumptions are, by their very nature, subject to interpretation and uncertainty.

The estimates of reserves and resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of reserves and resources may materially affect the recorded amounts of depletion and the assessed recoverability of the carrying value of royalty and streaming interests.

(c)	Impairment and reversal of impairment of royalty and streaming interests

Assessment of impairment and reversal of impairment of royalty and streaming interests at the end of each reporting period requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that give rise to the requirement to conduct an impairment or impairment reversal analysis on the Company’s royalty and streaming interests. Indicators which could trigger an impairment or impairment reversal analysis include, but are not limited to, a significant adverse or beneficial change in operator reserve and resource estimates, operating status, change in permitting and concession rights, industry or economic trends, current or forecasted commodity prices, and other relevant operator information. The assessment of fair values requires the use of estimates and assumptions for recoverable production, long-term commodity prices, discount rates, reserve conversion, future capital expansion plans and the associated attributable production implications. Changes in any of the assumptions and estimates used in determining the fair value of the royalty and streaming interests could impact the impairment or impairment reversal analysis.

(d)	Valuation of share-based compensation

Management determines the costs for share-based compensation using market-based and non-market-based valuation techniques. The fair value of the stock option awards and restricted share units with service-based vesting conditions (“RSUs”) and restricted share units with service-based and performance-based vesting conditions (“PSUs”) is determined at the date of grant for employees and as service is provided for non-employees. Assumptions are made and judgment is used in applying the valuation techniques. These assumptions and judgments include estimating the fair value of the underlying common share, future volatility of the share price, expected dividend yield, future employee turnover rates, option exercise behaviors, the estimated vesting period for PSUs, and the probability of achieving non-market vesting conditions. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based compensation.

(e)	Income taxes

The interpretation and application of new and existing tax laws or regulations in Canada, the United States of America or any of the countries in which the Company’s royalty interests are located requires the use of judgment. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on facts and circumstances of the relevant tax position considering all available evidence. Differing interpretation of these laws, regulations or rules could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions. In assessing the probability of realizing deferred income tax assets, the Company makes estimates related to expectations of future taxable income and expected timing of reversals of existing temporary differences. Such estimates are based on forecasted cash flows from operations which require the use of estimates and assumptions such as long-term commodity prices, energy and mineral reserves. The Company reassesses its deferred income tax assets at the end of each reporting period.

(f)	Discontinued operations

The assessment of whether the held for sale criteria are met requires the use of judgment by management. Under IFRS 5, the judgmental criteria include whether the asset (or disposal group) is available for immediate sale in its present condition, whether the likelihood of sale is highly probable, and the disposal must be expected to be completed within one year from the date of classification. Changes in any of the judgements used in determining if an asset (or disposal group) meets the held for sale criteria could impact the classification of the related assets and liabilities and presentation of income (loss) between continuing and discontinued operations.

(g)	Valuation of Spin-Out

The valuation of the net assets distributed to the Company’s shareholders as part of the Spin-Out was recognized at fair value, based on the estimated fair value of the royalty interests transferred, and the accrued royalty collections from the Oil and Gas business since April 30, 2025 and cash and accounts receivable at April 30, 2025. Significant assumptions used in estimating the fair value of the royalty interests in the Maria Conchita Block and SN-9 Block included discount rates that reflect current market conditions and uncertainties, as well as estimated future cash flows attributable to the royalty interest derived from proved reserves estimates.